SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of vendors	3	2
Inventory, percentage	30.00%	40.00%